Expense Example	Sep. 23, 2025 USD ($)
Tema Small & Mid-Cap Durable Quality ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
Tema S&P 500 Growth Historical Weight ETF Strategy [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	21
Expense Example, with Redemption, 3 Years	66
Tema International Defense Innovation ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Tema Emerging Markets Durable Quality ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Tema S&P Total U.S. Market Historical Weight ETF Strategy [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	21
Expense Example, with Redemption, 3 Years	$ 65